Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation	For the years ended December 31, 2023, 2022 and 2021, revenues were as follows:

	2023	2022	2021
From the sale of goods associated to Cemex’s main activities 1	$16,904	15,137	14,009
From the sale of other goods and services 2	484	440	370

	$17,388	15,577	14,379

1	During the reported periods, revenues recognized over time under construction contracts were not significant.

2	Refers mainly to revenues generated by subsidiaries not individually significant operating in different lines of business.

Summary of Changes in the Balance of Contract Liabilities with Customers	For the years ended December 31, 2023, 2022 and 2021 changes in the balance of contract liabilities with customers are as follows:

	2023	2022	2021
Opening balance of contract liabilities with customers	$293	257	201
Increase during the period for new transactions	1,603	1,493	1,626
Decrease during the period for exercise or expiration of incentives	(1,519)	(1,458)	(1,574)
Currency translation effects	7	1	4

Closing balance of contract liabilities with customers	$384	293	257

For the years 2023, 2022 and 2021, any costs capitalized as contract fulfillment assets and released over the contract life according to IFRS 15,
Revenues from contracts with customers
were not significant.